DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with your first semi-annual report for Dreyfus Investment Portfolios--MidCap Stock Portfolio, which began operations on May 1, 1998. In the two-month period between May 1, 1998 and June 30, 1998, the close of the Portfolio's semi-annual fiscal period, your Portfolio's total return was -4.40% .* This compares with a total return of -3.90% for the Standard & Poor's MidCap 400 Index for the same period.**

ECONOMIC REVIEW

  Fears of Federal Reserve Board tightening appear to have eased due to accumulating evidence of slower overall economic growth since the spring. Monetary tightening has been deterred by the Asian financial crisis. The Fed's main domestic concern is that the tight labor market has begun to fuel faster wage growth across many industries. However, thus far rising wages have still not meant rising prices. Instead, this cost-price mix threatens to further erode corporate profit margins. Market interest rates have already rejected the
slower   economy,   and   the  interest  rate  curve  has  become  quite  flat.

  The shift to slower economic growth this spring is largely due to the drag from Asia's recession, but may well be reinforced this summer by the multiplier impacts of the General Motors strike. Among broader economic factors, the trade deficit has widened sharply due to both weak exports and strong growth in imports. Also, inventories soared earlier this year, potentially creating some drag on future production. However, thus far slowing industrial output has largely been met by shortening the manufacturing work week, not by cutting jobs. Hence, the shift to slower growth has not relieved the tightness in the labor market. Instead, the virtual absence of bad news has left consumers to enjoy the benefits of rising real wages and lower interest rates that, in turn, have boosted spending and home ownership.

  Although growth in corporate profits has slowed in many sectors in the past year, consensus estimates of future profit growth continue to be cut by many analysts. Profit margins had already begun to shrink under the weight of rising labor costs, making companies' reported profits increasingly dependent on growth of sales. Overall profits could thus prove quite vulnerable to a period of significantly slower economic growth.

  Virtually all Treasury market interest rates have already fallen near to the floor set by the Federal Funds rate. This implies that further substantial interest rate drops are unlikely unless the economy weakens enough to justify action by the Fed to ease credit.

MARKET OVERVIEW

  The brief period when the Portfolio was operating before June 30, 1998 was marked by general market weakness in May, followed by a rebound in June by large- capitalization stocks, primarily those with growth characteristics. Value stocks, especially those in the mid-cap range, were left aside in the market's June advance.

PORTFOLIO FOCUS

  Most of the Portfolio' s underperformance occurred in June, and individual stock selection was the primary negative factor. Some of the individual stocks which hurt performance included Billing Concepts, Tel-Save Holdings, Cort Business Services, and Stratus Computer.

  We are maintaining our policy to construct a portfolio that is sector-neutral relative to the performance benchmark--the Standard & Poor's MidCap 400 Index. We remain fully invested at all times, with cash usually less than 5%, and held purely for transaction purposes. We also attempt to keep the beta (volatility) of the Portfolio at approximately 1.00 relative to the performance benchmark.

  Thank you for your confidence in Dreyfus. We look forward to serving your investment needs.

               Sincerely,





               [John O'Toole, signature logo]

               Portfolio Manager

July 20, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in investing in variable insurance contracts, which will reduce returns.

**SOURCE:   LIPPER  ANALYTICAL  SERVICES, INC. -- Reflects the reinvestment of
income  dividends  and,  where  applicable,  capital  gain  distributions.   The
Standard & Poor' s MidCap 400 Index is a broad-based index of 400 companies and is a widely accepted, unmanaged index of mid-cap stock market performance.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

Common Stocks--96.9%                                                                                 Shares             Value
-------------------------------------------------------                                             __________        _________
            Basic Industries--7.3%  ABT Building Products                                               1,000  (a)     $ 17,187

                                    AptarGroup                                                            800            49,750

                                    Ball                                                                1,500            60,281

                                    Caraustar Industries                                                2,300            66,412

                                    Centex Construction Products                                        1,300            50,050

                                    Crompton & Knowles                                                  2,900            73,043

                                    Cytec Industries                                                    1,800  (a)       79,650

                                    International Specialty Products                                    3,700  (a)       68,913

                                    Rohm & Haas                                                           800            83,150

                                                                                                                     __________

                                                                                                                        548,436

                                                                                                                     __________


          Business Services--12.5%  AccuStaff Inc                                                       2,200  (a)       68,750

                                    America Online                                                        800            84,800

                                    BMC Software                                                        2,700  (a)      140,231

                                    Cadence Design System                                               1,900  (a)       59,375

                                    Computer Task Group                                                 1,000            33,500

                                    Compuware                                                           2,000  (a)      102,250

                                    Cort Business Services                                              1,500  (a)       47,250

                                    Hertz, Cl. A                                                        1,800            79,763

                                    Keane                                                                 800  (a)       44,800

                                    Network Associates                                                  1,250  (a)       59,843

                                    SABRE Group Holdings, Cl. A                                         2,100  (a)       79,800

                                    Snyder Communications                                               2,000  (a)       88,000

                                    Sterling Software                                                   2,000  (a)       59,125

                                                                                                                     __________

                                                                                                                        947,487

                                                                                                                     __________


           Capital Spending--13.5%  Allied Waste Industries                                             2,000  (a)       48,000

                                    American Power Conversion                                           1,400  (a)       42,000

                                    Apple Computer                                                        800  (a)       22,950

                                    CHS Electronics                                                     3,100  (a)       55,413

                                    Case                                                                  800            38,600

                                    CellStar                                                            2,000  (a)       25,875

                                    Cummins Engine                                                        700            35,875

                                    Danaher                                                             1,400            51,362

                                    Gulfstream Aerospace                                                1,300  (a)       60,450

                                    Linear Technology                                                   1,000            60,312

                                    Maxim Integrated Products                                           2,400  (a)       76,050

                                    New Holland                                                         1,200            23,550

                                    Solectron                                                             800  (a)       33,650

                                    Storage Technology                                                  1,600  (a)       69,400

                                    Stratus Computer                                                    1,500  (a)       37,969

                                    Tellabs                                                             1,500  (a)      107,437

                                    Timken                                                              2,000            61,625

                                    USA Waste Service                                                   1,000  (a)       49,375

                                    Waters                                                              2,000  (a)      117,875

                                                                                                                     __________

                                                                                                                      1,017,768

                                                                                                                     __________

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                            Shares             Value
-------------------------------------------------------                                             __________        _________

          Consumer Cyclical--15.7%  Bowne & Co.                                                         1,800         $  81,000

                                    Cracker Barrel Old Country Store                                      800            25,400

                                    Dollar Tree Stores                                                  1,200  (a)       48,750

                                    Family Dollar Stores                                                3,200            59,200

                                    Federal-Mogul                                                         400            27,000

                                    Furniture Brands International                                      2,300  (a)       64,543

                                    General Nutrition                                                   1,500  (a)       46,687

                                    Harley-Davidson                                                     1,300            50,375

                                    IHOP                                                                  900  (a)       37,237

                                    King World Productions                                                900  (a)       22,950

                                    Leggett & Platt                                                     2,800            70,000

                                    McClatchy, Cl. A                                                      200             6,925

                                    Nautica Enterprises                                                 1,300  (a)       34,856

                                    Payless ShoeSource                                                    800  (a)       58,950

                                    Proffitt's                                                          2,300  (a)       92,862

                                    Pulitzer Publishing                                                   700            62,475

                                    Ross Stores                                                         2,000            86,000

                                    TJX Cos.                                                            4,800           115,800

                                    V.F                                                                 1,500            77,250

                                    Whole Foods Market                                                    800  (a)       48,400

                                    Zale                                                                2,200  (a)       69,987

                                                                                                                     __________

                                                                                                                      1,186,647

                                                                                                                     __________


            Consumer Staples--4.5%  Alberto-Culver, Cl. B                                               1,000            29,000

                                    Hormel Foods                                                        2,000            69,125

                                    Interstate Bakeries                                                 2,200            73,012

                                    Lancaster Colony                                                      800            30,300

                                    Lauder (Estee)                                                        700            48,781

                                    Universal Foods                                                     3,900            86,531

                                                                                                                     __________

                                                                                                                        336,749

                                                                                                                     __________


                      Energy--6.7%  Cliffs Drilling                                                     1,000  (a)       32,812

                                    Cooper Cameron                                                        900  (a)       45,900

                                    El Paso Natural Gas                                                 1,600            61,200

                                    Helmerich & Payne                                                   2,000            44,500

                                    National Fuel Gas                                                   1,400            60,988

                                    Noble Drilling                                                      2,200  (a)       52,938

                                    Questar                                                             1,900            37,288

                                    Rowan Cos.                                                          2,100  (a)       40,819

                                    Sun                                                                 2,400            93,150

                                    Valero Energy                                                       1,100            36,575

                                                                                                                     __________

                                                                                                                        506,170

                                                                                                                     __________


                 Health Care--8.3%  Arterial Vascular Engineering                                       1,300  (a)       46,475

                                    Ballard Medical Products                                            1,900            34,200

                                    Biogen                                                              1,500  (a)       73,500

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                            Shares             Value
-------------------------------------------------------                                             _________         _________
           Health Care (continued)  Biomet                                                              2,400        $   79,350

                                    Elan, A.D.S.                                                        1,400  (a)       90,038

                                    Lincare Holdings                                                    1,400  (a)       58,888

                                    Rexall Sundown                                                        900  (a)       31,725

                                    STERIS                                                              1,800  (a)      114,469

                                    Watson Pharmaceuticals                                              2,200  (a)      102,713

                                                                                                                     __________

                                                                                                                        631,358

                                                                                                                     __________


         Interest Sensitive--15.1%  AFLAC                                                               1,600            48,500

                                    Bear Stearns Cos.                                                   1,500            85,313

                                    CMAC Investment                                                       800            49,200

                                    Charter One Financial                                               2,200            74,113

                                    City National                                                       2,100            77,569

                                    Cullen/Frost Bankers                                                  900            48,825

                                    Downey Financial                                                      900            29,418

                                    Edwards (A.G.)                                                        800            34,150

                                    FIRSTPLUS Financial Group                                           1,500  (a)       54,000

                                    First Security                                                      1,300            27,828

                                    Imperial Bancorp                                                    1,500  (a)       45,000

                                    Mercantile Bankshares                                               1,500            52,218

                                    North Fork Bancorp                                                    950            23,216

                                    Old Republic International                                          2,300            67,419

                                    PMI Group                                                           1,000            73,375

                                    Provident Financial Group                                           1,500            68,438

                                    RenaissanceRe Holdings                                                900            41,681

                                    SouthTrust                                                          2,200            95,700

                                    T. Rowe Price Associates                                            2,000            75,125

                                    Zions Bancorporation                                                1,300            69,063

                                                                                                                     __________

                                                                                                                      1,140,151

                                                                                                                     __________


           Mining and Metals--1.1%  Bethlehem Steel                                                     2,200  (a)       27,363

                                    Cleveland-Cliffs                                                      200            10,725

                                    General Cable                                                       1,450            41,869

                                                                                                                     __________

                                                                                                                         79,957

                                                                                                                     __________


              Transportation--1.7%  GATX                                                                1,200            52,650

                                    Trico Marine Services                                               1,800  (a)       24,638

                                    UAL                                                                   700  (a)       54,600

                                                                                                                     __________

                                                                                                                        131,888

                                                                                                                     __________


                  Utilities--10.5%  AES                                                                 1,000  (a)       52,563

                                    BEC Energy                                                          2,200            91,300

                                    Century Telephone Enterprises                                       2,300           105,513

                                    Commonwealth Energy Systems                                         3,200           120,800

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                             Shares             Value
-------------------------------------------------------                                             _________         _________

             Utilities (continued)  DQE                                                                 1,800         $  64,800

                                    GPU                                                                 2,300            86,969

                                    Montana Power                                                       1,500            52,125

                                    Pinnacle West Capital                                               2,200            99,000

                                    STAR Telecommunications                                             1,400  (a)       31,325

                                    Sierra Pacific Resources                                            1,500            54,469

                                    Tel-Save Holdings                                                   2,600  (a)       38,350

                                                                                                                     __________

                                                                                                                        797,214

                                                                                                                     __________


                      TOTAL COMMON STOCKS

                                        (cost $7,558,015)                                                            $7,323,825

                                                                                                                     ==========



                                                                                                   Principal

                                                                                                    Amount

Short-Term Investments--3.7%                                                                      ___________
------------------------------------------------------

              U.S. Treasury Bills:  4.90%, 9/17/98                                                   $124,000       $   122,688

                                    4.885%, 9/24/98                                                   126,000           124,560

                                    4.97%, 10/8/98                                                     35,000            34,521

                                                                                                                     __________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $281,736)                                                              $  281,769

                                                                                                                     ==========


TOTAL INVESTMENTS (cost $7,839,751)                                                                    100.6%        $7,605,594

                                                                                                      ======         ==========


LIABILITIES, LESS CASH AND RECEIVABLES                                                                   (.6%)       $  (44,274)

                                                                                                      ======         ==========


NET ASSETS                                                                                             100.0%        $7,561,320

                                                                                                      ======         ==========





Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.












                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 1998 (UNAUDITED)

                                                                                                   Cost               Value

                                                                                                ____________       ____________
ASSETS:                          Investments in securities--See Statement of Investments          $7,839,751         $7,605,594

                                 Cash                                                                                    37,276

                                 Receivable for investment securities sold                                              581,885

                                 Dividends receivable                                                                     2,718

                                 Prepaid expenses--Note 1(e)                                                             29,242

                                 Due from The Dreyfus Corporation and affiliates                                          1,409

                                                                                                                     __________

                                                                                                                      8,258,124

                                                                                                                     __________


LIABILITIES:                     Payable for investment securities purchased                                            653,465

                                 Accrued expenses                                                                        43,339

                                                                                                                     __________

                                                                                                                        696,804

                                                                                                                     __________


NET ASSETS                                                                                                           $7,561,320

                                                                                                                     ==========



REPRESENTED BY:                  Paid-in capital                                                                     $7,831,646

                                 Accumulated undistributed investment income--net                                         7,671

                                 Accumulated net realized gain (loss) on investments                                    (43,840)

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 3                                                              (234,157)

                                                                                                                    ___________


NET ASSETS                                                                                                           $7,561,320

                                                                                                                    ===========

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED)                                         632,856


NET ASSET VALUE, offering and redemption price per share                                                                $11.95


                                                                                                                        ======








                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME:                          Interest                                                   $    11,335

                                 Cash dividends                                                   7,299

                                                                                              _________

                                        Total Income                                                              $    18,634

EXPENSES:                        Investment advisory fee--Note 2(a)                               8,222

                                 Auditing fees                                                    5,000

                                 Custodian fees--Note 2(a)                                        4,057

                                 Registration fees                                                2,310

                                 Shareholders' reports                                            1,250

                                 Legal fees                                                       1,130

                                 Trustees' fees and expenses--Note 2(b)                           1,071

                                 Organization expenses--Note 1(e)                                 1,008

                                 Shareholder servicing costs                                        161

                                 Miscellaneous                                                      257

                                                                                              _________

                                        Total Expenses                                           24,466

                                 Less--expense reimbursement from Dreyfus
                                    due to undertaking--Note 2(a)                               (13,503)

                                                                                              __________

                                        Net Expenses                                                                   10,963

                                                                                                                     ________


INVESTMENT INCOME--NET                                                                                                  7,671


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                                 Net realized gain (loss) on investments                     $  (43,840)

                                 Net unrealized appreciation (depreciation)
                                    on investments                                             (234,157)

                                                                                             __________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                               (277,997)

                                                                                                                    _________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                              $(270,326)

                                                                                                                    =========







                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT    OF    CHANGES    IN    NET    ASSETS

FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998 (UNAUDITED)

OPERATIONS:
   Investment income--net                                                                                      $       7,671

   Net realized gain (loss) on investments                                                                           (43,840)

   Net unrealized appreciation (depreciation) on investments                                                        (234,157)

                                                                                                                  __________

       Net Increase (Decrease) in Net Assets Resulting from Operations                                              (270,326)

                                                                                                                  __________


BENEFICIAL INTEREST TRANSACTIONS:

   Net proceeds from shares sold                                                                                   7,894,686

   Cost of shares redeemed                                                                                          (113,040)

                                                                                                                  __________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions                                     7,781,646

                                                                                                                  __________

          Total Increase (Decrease) in Net Assets                                                                  7,511,320


NET ASSETS:

   Beginning of Period--Note 1                                                                                        50,000

                                                                                                                  __________

   End of Period                                                                                                   $7,561,320

                                                                                                                  ==========

UNDISTRIBUTED INVESTMENT INCOME--NET                                                                               $   7,671

                                                                                                                  __________


                                                                                                                    Shares

                                                                                                                  __________

CAPITAL SHARE TRANSACTIONS:

   Shares sold                                                                                                       638,446

   Shares redeemed                                                                                                    (9,590)

                                                                                                                  __________

       Net Increase (Decrease) in Shares Outstanding                                                                 628,856

                                                                                                                  ==========











                              SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (UNAUDITED)

  Contained below is per share operating performance data for a share of Beneficial Intetest outstanding, total investment return, ratios to average net assets and other supplemental data for the period from May 1, 1998 (commencement of operations) to June 30, 1998. This information has been derived from the Series' financial statements.


PER SHARE DATA:
   Net asset value, beginning of period                                                                       $12.50

                                                                                                              ______

   Investment Operations:

   Investment income--net                                                                                        .01

   Net realized and unrealized gain (loss) on investments                                                       (.56)

                                                                                                              ______

   Total from Investment Operations                                                                             (.55)

                                                                                                              ______

   Net asset value, end of period                                                                             $11.95

                                                                                                              ======


TOTAL INVESTMENT RETURN                                                                                        (4.40%)*

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets                                                                       .17%*

   Ratio of net investment income to average net assets                                                          .12%*

   Decrease reflected in above expense ratio due to undertaking by The Dreyfus Corporation                       .21%*

   Portfolio Turnover Rate                                                                                     11.13%*

   Net Assets, end of period (000's Omitted)                                                                  $7,561
-------------------

*  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Investment Portfolios (the "Fund") had no operations until May 1, 1998 (commencement of operations) other than matters relating to its organization and registration as a diversified open-end management investment company under the Investment Company Act of 1940 ("Act") and the Securities Act of 1933 and the sale and issuance of 4,000 shares of Beneficial Interest ("Initial Shares") to The Dreyfus Corporation (" Dreyfus" ). The Fund operates as a series company currently offering two series including the MidCap Stock Portfolio ("the
Series" ). The Fund is only offered to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The Series' investment objective is to provide investment results that are greater than the total return performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor' s MidCap 400 Index. Dreyfus serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. (" Mellon" ), which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

  As of June 30, 1998, MBIC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 400,000 shares of the Series.

  The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

  The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custodian agreement, the Series received net earnings credits of $2,144 during the period ended June 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Series not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Series to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  (E) OTHER: Organization expenses paid by the Fund are included in prepaid expenses and are being amortized to operations from May 1, 1998, the date operations commenced, over the period during which it is expected that a benefit will be realized, not to exceed five years. At June 30, 1998, the unamortized balance of such expenses amounted to $29,242. In the event that any of the Initial Shares are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of such shares being redeemed bears to the number of such shares outstanding at the time of such redemption.

NOTE 2--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the Series' average daily net assets and is payable monthly. However, Dreyfus had undertaken from May 1, 1998 through June 30, 1998, to reduce the management fee and reimburse such excess expenses paid by the Series, to the extent that the Series' aggregate annual expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceeded an annual rate of 1% of the value of the Series' average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $13,503 during the period ended June 30, 1998.

  The  Series  compensates  Dreyfus Transfer, Inc., a wholly-owned subsidiary of
Dreyfus,   under  a  transfer  agency  agreement  for  providing  personnel  and facilities to perform transfer agency services for the Series.

  The Series compensates Mellon under a custody agreement for providing custodial services for the Series. During the period ended June 30, 1998, the Series was charged $4,057 pursuant to the custody agreement.

  (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 3--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 1998 amounted to $8,364,449 and $762,841, respectively.

  At June 30, 1998, accumulated net unrealized depreciation on investments was $234,157, consisting of $176,340 gross unrealized appreciation and $410,497 gross unrealized depreciation.

  At June 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


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DREYFUS INVESTMENT PORTFOLIOS,

MIDCAP STOCK PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                              174SA986

Investment Portfolios,

MIDCAP STOCK PORTFOLIO

Semi-Annual

Report

June 30, 1998